SHORT-TERM INVESTMENTS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
SHORT-TERM INVESTMENTS
Aggregate cost basis	¥ 744,000,000		¥ 308,150,000
Gross unrealized holding gain	1,608,877		2,289,321
Aggregate fair value	745,608,877	$ 114,269,560	310,439,321
Gross unrealized holding losses	¥ 0		¥ 0